Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions [Abstract]
Dividends paid to the individual shareholder	$ 385,901
Working capital	1,617,000
Working capital repaid	1,467,000
Due from shareholders	$ 150,000	$ 152,000